Supplemental Guarantor Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Supplemental Guarantor Financial Information [Abstract]
Credit facility maximum borrowing capacity	$ 450
Credit facility agreement expiration date	Jan. 04, 2016